Novo Nordisk A/S (B Shares) ADRhedged™
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 97.9%
Health Care — 97.9%
Novo Nordisk A/S (B Shares), ADR
(Cost $1,956,464) ........................................................................................................ 31,759 $ 1,762,307
Short-Term Investment
— 2.1%
Money Market Funds — 2.1%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.98%
(a)
(Cost $37,907) ........................................................................................................... 37,907 37,907
Total Investments — 100.0%
(Cost $1,994,371) 1,800,214
Assets in excess of Other Liabilities,
Net — 0.0%
(b)
334
Net Assets — 100% $ 1,800,548
_______________
(a) Reflects the 7-day yield at September 30, 2025.
(b) Less than 0.05%.
ADR: American Depositary Receipt
At September 30, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 10/01/25 DKK 11,238,402 USD 1,766,118 $ — $ (2,929)
CIBC 10/01/25 USD 1,769,073 DKK 11,238,402 — (27)
CIBC 10/02/25 DKK 11,197,311 USD 1,762,624 46 —
Total Unrealized Appreciation/(Depreciation) $ 46
$ (2,956)
* The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
DKK Danish Krone